PATHFINDER FUND

                             * * * *

                          Annual Report

               November 1, 1998 - October 31, 1999






                         PATHFINDER FUND
                     Schedule of Investments
                         October 31, 1999
Shares                                            Market Value

               COMMON STOCKS (108.28%)



               COMMUNICATIONS (9.32%)
 1,000         Alpine Group, Inc. (The)              $  13,188
 2,500         Applied Signal Technology, Inc. *        24,531
 2,600         CTC Communications Corp.                 45,825
 2,000         Gentner Communications Corp.             21,750
18,000         Intelect Communications, Inc.            16,875
 5,000         International FiberCom, Inc.             30,000
                                                      --------
               Total . . . . . . . . . . . . .         152,169
                                                      --------

               DIVERSIFIED OPERATIONS (11.00%)
 2,800         American National Financial, Inc. *      11,200
 2,000         BMC Industries, Inc. *                   11,625
 6,500         Quixote Corporation *                    96,688
 3,000         Reliability Incorporated                  8,062
 1,000         Rush Enterprises, Inc.                   14,875
 3,300         Summa Industries                         37,125
                                                      --------
               Total . . . . . . . . . . . . .         179,575
                                                      --------

               ELECTRONICS/INSTRUMENTATION (6.71%)
 8,000         All American Semiconductor               26,500
 3,000         Detection Systems, Inc.                  30,750
 7,000         JMAR Technologies, Inc.                  10,500
 2,000         Scientific Technologies, Inc. *          10,750
 5,000         TII Industries, Inc.                      5,938
12,000         Winland Electronics, Inc.                25,126
                                                      --------
               Total . . . . . . . . . . . . .         109,564
                                                      --------

               FOOD/RESTAURANT (8.60%)
 8,000         Hawaiian Natural Water Company            5,760
 8,800         Main Street and Main, Inc.               30,250
 3,000         Sizzler International Inc.                6,000
 7,500         Suprema Specialties, Inc.                59,062
14,000         Vermont Pure Holdings, Ltd.              39,375
                                                      --------
               Total . . . . . . . . . . . . .         140,447
                                                      --------


               HEALTH/BEAUTY  (6.54%)
 3,000         BioSpecifics Technologies Corp.           5,625
16,000         Bradley Pharmaceuticals                  16,501
 8,000         Castle Dental Centers, Inc.              19,000
   625         IVC Industries, Inc.                      3,027
17,000         Styling Technology Corp.                 62,688
                                                      --------
               Total . . . . . . . . . . . . .         106,841
                                                      --------

               LEISURE (4.14%)
16,000         ARC International Corp.                  21,000
 9,000         Ballantyne of Omaha, Inc.                46,688
                                                      --------
               Total . . . . . . . . . . . . .          67,688
                                                      --------

               MANUFACTURING (3.71%)
25,000         Allied Devices Corporation               31,250
10,000         Jenna Lane, Inc.                          9,063
 6,000         Neutral Posture Ergonomics               10,500
 1,400         Plasma-Therm, Inc.                        9,800
                                                      --------
               Total . . . . . . . . . . . . .          60,613
                                                      --------

               MEDICAL PRODUCTS/SERVICES (7.37%)
10,000         Biomerica, Inc.                          35,000
 2,300         Hanger Orthopedic Group, Inc.            28,319
 8,000         Medical Action Industries, Inc.          24,500
20,000         Trinity Biotech plc ADR                  32,500
                                                      --------
               Total . . . . . . . . . . . . .         120,319
                                                       --------
               RETAIL (19.97%)
 8,000         Active Apparel Group, Inc.               23,000
 5,000         Big Dog Holdings, Inc. *                 27,812
 1,000         Cost-U-Less, Inc.                         4,750
12,800         Loehmann's, Inc.                          1,024
 2,000         One Price Clothing Stores, Inc.           6,250
 6,000         Phar-Mor, Inc.                           25,875
14,500         Shop at Home, Inc.                      154,969
21,000         Strouds, Inc.                            51,187
13,500         U. S. Home & Garden, Inc.                31,219
                                                      --------
               Total . . . . . . . . . . . . . .       326,086
                                                      --------

               SOFTWARE SYSTEMS/TRAINING (11.88%)
12,000         Canterbury Information Technology, Inc.  31,500
 2,500         Computer Outsourcing Services, Inc.      25,625
10,000         Computron Software, Inc.                  5,000
 9,000         FTI Consulting, Inc.                     39,375
 2,600         4Front Technologies, Inc.                35,425
 3,000         Interface Stystems, Inc.                 35,062
 3,000         Netsmart Technologies, Inc.              19,500
 3,000         Zitel Corporation                         2,531
                                                      --------
               Total . . . . . . . . . . . . .         194,018
                                                      --------

               OTHER (19.04%)
 4,100         AMCON Distributing Company *             28,956
 7,000         American Pacific Bank B                  23,188
 6,000         Ampex Corporation                        14,625
 6,000         Argosy Education Group, Inc.             28,500
 4,000         Business Resource Group                  14,750
 5,000         D. G. Jewelry, Inc.                      20,000
11,000         Educor International, Inc.               16,500
 1,000         First Aviation Services, Inc.             5,250
 7,000         Government Technology Services, Inc.     19,469
12,000         Hi-Rise Recycling Systems, Inc.          27,000
 7,000         Hirsch International Corp.               13,891
17,000         ITEX Corporation                          6,800
 1,000         Media Arts Group, Inc.                    4,125
12,000         Mitek Systems, Inc.                      46,500
 2,000         Natural Alternatives                      7,000
 9,000         OTR Express, Inc.                        21,937
 2,600         Simula Inc.                              12,350
                                                      ---------
               Total . . . . . . . . . . . . .         310,841
                                                      --------



Total Investments in Securities
(Cost $2,059,358)**               108.28 %        $ 1,768,161
                                  ------            ---------
Liabilities in Excess of
of Other Assets                   ( 8.28)%          ( 135,277)
                                   ------            ---------

Total Net Assets                  100.00 %        $ 1,632,884
                                  ======            =========



 * Income-producing security (all other securities are non-income producing)

** Cost for federal income tax purposes is $2,063,987, and net unrealized depreciation consists of:

          Gross Unrealized Appreciation            $    311,036
          Gross Unrealized Depreciation                (606,862)
                                                        -------
               Net Unrealized Depreciation         $   (295,826)
                                                        =======

                See Notes to Financial Statements


                         PATHFINDER FUND
               Statement of Assets and Liabilities
                         October 31, 1999


ASSETS:

Investments in securities, at value
     (identified cost $2,059,358)
     (Notes 2A and 3). . . . . . . . . . . . .       $ 1,768,161
Receivables:
     Capital shares sold . . . . . . . . . . .               471
     Dividend. . . . . . . . . . . . . . . . .               156
     Investment securities sold. . . . . . . .               160
Other assets . . . . . . . . . . . . . . . . .             4,083
                                                      ----------
     Total Assets. . . . . . . . . . . . . . .         1,773,031
                                                      ----------
LIABILITIES:

Cash overdraft . . . . . . . . . . . . . . . .       $    76,427
Payables:
     Investment securities purchased . . . . .            12,085
Accrued expenses . . . . . . . . . . . . . . .            51,635
                                                      ----------
     Total Liabilities . . . . . . . . . . . .           140,147
                                                      ----------

NET ASSETS . . . . . . . . . . . . . . . . . .       $ 1,632,884
                                                       ==========

Net asset value, offering and redemption
  price per share
  ($1,632,884 / 210,504 shares). . . . . . . .       $      7.76
                                                           =====
At October 31, 1999 the components of
  net assets were as follows:
     Paid-in capital . . . . . . . . . . . . .       $ 1,576,312
     Accumulated net realized gain
       on investments. . . . . . . . . . . . .           347,769
     Net unrealized depreciation
       of investments. . . . . . . . . . . . .          (291,197)
                                                      ----------
          Net Assets . . . . . . . . . . . . .       $ 1,632,884
                                                      ==========

                See Notes to Financial Statements


                         PATHFINDER FUND
                     Statement of Operations
               for the Year Ended October 31, 1999


INVESTMENT INCOME:

Income:
     Dividends  . . . . . . . . . . . . . . .     $       3,855
     Other income . . . . . . . . . . . . . .                27
                                                         ------
          Total income. . . . . . . . . . . .             3,882
                                                         ------

Expenses:
     Investment Advisory Fee (Note 4) . . . .            17,345
     Transfer Agent . . . . . . . . . . . . .            18,464
     Custody. . . . . . . . . . . . . . . . .            10,768
     Professional Fees. . . . . . . . . . . .            27,313
     Insurance. . . . . . . . . . . . . . . .             6,918
     Accounting and Pricing . . . . . . . . .            19,768
     Trustee Fees . . . . . . . . . . . . . .             5,406
     Registration Fees. . . . . . . . . . . .             8,362
     Miscellaneous. . . . . . . . . . . . . .               906
                                                        -------
          Total expenses. . . . . . . . . . .           115,250

Reimbursement of expenses (Note 4). . . . . .          ( 38,217)
Fee reduction (Note 5). . . . . . . . . . . .          (  1,922)
                                                        -------
          Net expenses. . . . . . . . . . . .            75,111
                                                        -------
               Net investment loss. . . . . .          ( 71,229)
                                                         ------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS

Net realized gain on
  investment securities. . . . . . . . . . . .          430,956

Net decrease in unrealized
  appreciation of investment securities. . . .         ( 73,760)
                                                        -------

          Net gain on investments. . . . . . .          357,196
                                                        -------

          Net increase in net assets
            resulting from operations. . . . .    $     285,967
                                                        =======

                See Notes to Financial Statements



                         PATHFINDER FUND
                Statement of Changes in Net Assets
                   For the Year Ended October 31,


                                   1999                1998
                              -------------       -------------

Operations:
  Net investment loss. . . . .   $  ( 71,229)     $  ( 27,293)
  Net realized gain on
    investment securities. . .       430,956            4,660
  Net change in unrealized
    depreciation of
    investment securities. . .      ( 73,760)        (862,384)
                                     -------          -------

  Net increase (decrease)
    in net assets resulting
    from operations. . . . . .       285,967         (885,017)
                                     -------          -------

  Distributions from
    net realized gains
    ($0.01 and $0.43,
    respectively). . . . . . .       ( 3,225)        (136,349)
                                    ---------         -------

  Capital Share transactions:
    Shares sold. . . . . . . .       397,274        2,084,394
    Shares reinvested. . . . .         2,917          124,769
    Shares redeemed. . . . . .    (1,034,146)      (3,020,092)
                                   ---------        ---------

  Net decrease
    from capital share
    transactions (a) . . . . .     ( 633,955)        (810,929)
                                     -------          -------

    Total decrease
      in net assets. . . . . .     ( 351,213)      (1,832,295)

  Net assets at the beginning
    of the year. . . . . . . .     1,984,097        3,816,392
                                   ---------        ---------

  Net assets at the end
    of the year. . . . . . . .   $ 1,632,884      $ 1,984,097
                                   =========        =========


(a) A summary of capital
    share transactions
    (number of shares) is
    as follows:
      Shares sold. . . . . . .        51,102          221,522
      Shares reinvested. . . .           415           14,697
      Shares redeemed. . . . .      (131,900)        (322,482)
                                     -------           --------
    Net decrease . . . . . . .      ( 80,383)        ( 86,263)
                                     =======          ========


                See Notes to Financial Statements



                         PATHFINDER FUND

FINANCIAL HIGHLIGHTS
_________________________________________________________________

                                                    Year Ended
                                                 October 31,1999

PER SHARE DATA
Net asset value at beginning of year. . . . .     $    6.82
                                                      -----
Income from investment operations
Net investment income (loss). . . . . . . . .          (.34)
Net realized and unrealized gain (loss)
  on investments. . . . . . . . . . . . . . .          1.29
                                                      -----
    Total from investment operations. . . . .           .95
                                                      -----
Less distributions
Distributions from realized gains . . . . . .         ( .01)
Distributions from paid-in capital. . . . . .           --
                                                      -----
   Total dividends and distributions. . . . .         ( .01)
                                                      -----
Net asset value at end of year. . . . . . . .     $    7.76
                                                      =====

TOTAL RETURN                                          13.97%

RATIOS / SUPPLEMENTAL DATA
Net assets at end of year
  (000's omitted) . . . . . . . . . . . . . .      1,633
Ratio of expenses to average
  net assets (a). . . . . . . . . . . . . . .          3.89 %
Ratio of expenses-net (b) . . . . . . . . . .          3.79 %
Ratio of net investment income
 (loss) to average net assets (c) . . . . . .         (3.95)%
Portfolio turnover rate . . . . . . . . . . .         69.28 %
Borrowings for the period:
  Amount of debt outstanding
    at the end of period
    (000's omitted) . . . . . . . . . . . . .     $   76
  Average amount of debt
    outstanding during the period
    (000's ommitted) (d). . . . . . . . . . .     $    44
  Average number of shares
    outstanding during the period
    (000's omitted) (d) . . . . . . . . . . .         259
  Average amount of debt per
    share during the period (d) . . . . . . .      $   0.17


FINANCIAL HIGHLIGHTS
_________________________________________________________________

                                                    Year Ended
                                                 October 31,1998

PER SHARE DATA
Net asset value at beginning of year. . . . .     $   10.12
                                                      -----
Income from investment operations
Net investment income (loss). . . . . . . . .          (.09)
Net realized and unrealized gain (loss)
  on investments. . . . . . . . . . . . . . .         (2.78)
                                                      -----
    Total from investment operations. . . . .         (2.87)
                                                      -----
Less distributions
Distributions from realized gains . . . . . .         ( .43)
Distributions from paid-in capital. . . . . .           --
                                                      -----
   Total dividends and distributions. . . . .         ( .43)
                                                      -----
Net asset value at end of year. . . . . . . .     $    6.82
                                                      =====

TOTAL RETURN                                         (29.22)%

RATIOS / SUPPLEMENTAL DATA
Net assets at end of year
  (000's omitted) . . . . . . . . . . . . . .      1,984
Ratio of expenses to average
  net assets (a). . . . . . . . . . . . . . .          2.11 %
Ratio of expenses-net (b) . . . . . . . . . .          2.09 %
Ratio of net investment income
 (loss) to average net assets (c) . . . . . .         (0.95)%
Portfolio turnover rate . . . . . . . . . . .         44.71 %
Average commission rate per share . . . . . .     $     --
Borrowings for the period:
  Amount of debt outstanding
    at the end of period
    (000's omitted) . . . . . . . . . . . . .     $     --
  Average amount of debt
    outstanding during the period
    (000's ommitted) (d). . . . . . . . . . .     $  151
  Average number of shares
    outstanding during the period
    (000's omitted) (d) . . . . . . . . . . .        325
  Average amount of debt per
    share during the period (d) . . . . . . .     $    0.46


                                                    Year Ended
                                                 October 31, 1997

PER SHARE DATA
Net asset value at beginning of year. . . . .     $    9.01
                                                      -----
Income from investment operations
Net investment income (loss). . . . . . . . .          (.10)
Net realized and unrealized gain (loss)
  on investments. . . . . . . . . . . . . . .          2.39
                                                      -----
    Total from investment operations. . . . .          2.29
                                                      -----
Less distributions
Distributions from realized gains . . . . . .         (1.18)
Distributions from paid-in capital. . . . . .           --
                                                      -----
   Total dividends and distributions. . . . .         (1.18)
                                                      -----
Net asset value at end of year. . . . . . . .     $   10.12
                                                      =====

TOTAL RETURN                                          30.26 %

RATIOS / SUPPLEMENTAL DATA
Net assets at end of year
  (000's omitted) . . . . . . . . . . . . . .      3,816
Ratio of expenses to average
  net assets (a). . . . . . . . . . . . . . .          1.37 %
Ratio of expenses-net (b) . . . . . . . . . .          1.28 %
Ratio of net investment income
 (loss) to average net assets (c) . . . . . .         (1.08)%
Portfolio turnover rate . . . . . . . . . . .        130.56 %
Average commission rate per share . . . . . .     $     .0327
Borrowings for the period:
  Amount of debt outstanding
    at the end of period
    (000's omitted) . . . . . . . . . . . . .      $ 1,096
  Average amount of debt
    outstanding during the period
    (000's omitted) (d) . . . . . . . . . . .      $    57
  Average number of shares
    outstanding during the period
    (000's omitted) (d) . . . . . . . . . . .         387
  Average amount of debt per
    share during the period (d) . . . . . . .      $   0.15


                                                    Year ended
                                                 October 31, 1996

PER SHARE DATA
Net asset value at beginning of year. . . . .     $    8.41
                                                       ----
Income from investment operations
Net investment income (loss). . . . . . . . .          (.07)
Net realized and unrealized gain (loss)
  on investments. . . . . . . . . . . . . . .          1.29
                                                       ----
    Total from investment operations. . . . .          1.22
                                                       ----
Less distributions
Distributions from realized gains . . . . . .          (.62)
Distributions from paid-in capital. . . . . .           --
                                                       ----
   Total dividends and distributions. . . . .          (.62)
                                                        ---
Net asset value at end of period. . . . . . .     $    9.01
                                                       ====

TOTAL RETURN                                          15.60 %

RATIOS / SUPPLEMENTAL DATA
Net assets at end of year
  (000's omitted) . . . . . . . . . . . . . .         3,240
Ratio of expenses to average
  net assets (a). . . . . . . . . . . . . . .           .99 %
Ratio of expenses-net (b) . . . . . . . . . .           .99 %
Ratio of net investment income
 (loss) to average net assets (c) . . . . . .         (0.74)%
Portfolio turnover rate . . . . . . . . . . .        118.55 %
Average commission rate per share . . . . . .     $     .0297
Borrowings for the period:
  Amount of debt outstanding
    at the end of period. . . . . . . . . . .           --
  Average amount of debt
    outstanding during the period (d) . . . .           --
  Average number of shares
    outstanding during the period
    (000's omitted) (d) . . . . . . . . . . .           317
  Average amount of debt per
    share during the period (d) . . . . . . .           --



                                                    Year ended
                                                 October 31, 1995


PER SHARE DATA
Net asset value at beginning of year. . . . .     $    6.87
                                                       ----
Income from investment operations
Net investment income (loss). . . . . . . . .          (.05)
Net realized and unrealized gain (loss)
  on investments. . . . . . . . . . . . . . .          1.59
                                                       ----
    Total from investment operations. . . . .          1.54
                                                       ----
Less distributions
Distributions from realized gains . . . . . .           --
Distributions from paid-in capital. . . . . .           --
                                                       ----
   Total dividends and distributions. . . . .           --
                                                       ----
Net asset value at end of year. . . . . . . .     $    8.41
                                                       ====

TOTAL RETURN                                          22.42 %

RATIOS / SUPPLEMENTAL DATA
Net assets at end of year
  (000's omitted) . . . . . . . . . . . . . .         2,183
Ratio of expenses to average
  net assets (a). . . . . . . . . . . . . . .          1.19 %
Ratio of expenses-net (b) . . . . . . . . . .          1.19 %
Ratio of net investment income
 (loss) to average net assets (c) . . . . . .         (0.72)%
Portfolio turnover rate . . . . . . . . . . .         59.89 %
Average commission rate per share . . . . . .           --
Borrowings for the period:
  Amount of debt outstanding
    at the end of period. . . . . . . . . . .           --
  Average amount of debt
    outstanding during the period (d) . . . .           --
  Average number of shares
    outstanding during the period
    (000's omitted) (d) . . . . . . . . . . .           327
  Average amount of debt per
    share during the period (d) . . . . . . .           --


(a) Ratio of expenses to average net assets prior to fee waiver and expense reimbursement by the Adviser was 5.81, 4.25%, 4.14%, 3.62%, and 3.29%, respectively.

(b) Ratio of expenses-net includes the effect of custody credits.

(c) Ratio of net investment income (loss) to average net assets prior to fee waiver and expense reimbursement by the Adviser was (5.62)%, (3.11)%, (3.94)%, (3.37)%, and (2.83)%, respectively.

(d)  Averages computed on a daily basis.


                See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS                    October 31, 1999
_________________________________________________________________

Note 1 -- Organization
 PATHFINDER FUND (the "Fund") is a series of shares of Pathfinder Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Trust was organized on January 21, 1987, as a Massachusetts business trust and may issue an unlimited number of shares of beneficial interest without par value in separate classes or "funds." Currently, the Trust offers shares in one fund, PATHFINDER FUND. The Fund's objective is long-term capital growth. The Fund seeks to achieve that objective by investing substantially all of its assets in a diversified portfolio of common stocks which the Fund's Manager believes are significantly undervalued and which it expects to appreciate in value generally over a period of three to five years. The Fund invests primarily in the stocks of smaller companies.

Note 2 -- Significant Accounting Policies
  The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.
  A. SECURITY VALUATION. Portfolio securities of the Fund, which are traded both on an exchange and in the over-the-counter market, are valued according to the broadest and most representative market. When portfolio securities are traded, the valuation is the last reported sale price on the day of valuation. If there is no such reported sale or the valuation is based on the over-the-counter market, the securities are valued at the mean between the bid and asked prices. Securities for which reliable quotations are not readily available and restricted securities are valued at their respective fair market values as determined in good faith by the Board of Trustees of the Trust. Short-term investments are stated at cost, which, when combined with accrued interest, approximates market value.
  B. FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required for the Fund.
  C. OTHER. As is common in the industry, security transactions are accounted for on the date the securities are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date.
  D. USE OF ESTIMATES IN FINANCIAL STATEMENTS. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the period. Actual results may differ from these estimates.

Note 3 -- Investments
  For the year ended October 31, 1999, the cost of purchases and the proceeds from the sale of securities, excluding short-term notes, for the Fund aggregated $1,363,524 and $1,954,723, respectively.

Note 4 --  Investment Management and Distribution Agreements
  The Fund has entered into an Investment Management Agreement with the Manager under which the Fund pays a fee, computed daily and payable quarterly, at an annual rate of .875% of the Fund's average daily net assets. The Manager is responsible for supervising the performance of all administrative services in connection with the management of the Fund.
   During the year ended October 31, 1999, the Manager had been voluntarily waiving its advisory fees and reimbursing the Fund to limit the total operating expenses of the Fund to 2.50% of average daily net assets. As of May 1, 1999, the Manager ceased voluntary reimbursement of operating expenses, and as of September 7, 1999, the Manager ceased voluntary reimbursement of its advisory fee. Accordingly, the Manager waived $14,905 in advisory fees and reimbursed $23,312 in other expenses for the year ended October 31, 1999.
  The Trust has adopted a Plan pursuant to the rule 12b-1 under the Investment Company Act of 1940 (the "Plan") on behalf of the Fund, whereby it may pay up to a maximum annual rate of .25% of its average daily net assets to the Manager for expenses incurred in the distribution of the Fund's shares. Pursuant to this Plan the Manager is entitled to reimbursement at the end of each month for its actual expenses incurred in the distribution and promotion of the Fund's shares, including the printing of prospectuses and reports used for sales purposes, expenses of preparation and printing of sales literature and other such distribution-related expenses, a prorated portion of the Manager's overhead expenses attributable to the distribution of the Fund's shares (including leases, communications, salaries, training, supplies, photocopying, interest on overhead, and any other category of the Manager's expenses attributable to the distribution of the Fund's shares) and fees paid to dealers, banks or others as a distribution service fee for servicing shareholders of the Fund. The Plan permits the Manager to carry forward for a maximum of three years distribution expenses covered by the Plan for which the Manager has not yet received reimbursement. The Manager has waived reimbursement for all distribution expenses under the Plan, including any accrued carry forwards, for fiscal year 1999.

  Certain officers and Trustees of the Fund
(the "Trust") are also officers and/or Directors of the Manager. During the year ended October 31, 1999 the Fund did not pay any compensation to its officers.

Note 5 -- Custody of Securities
  Under an agreement with the Custodian Bank, custody fees are reduced by credits for cash balances. Such reductions totalled $1,922 for the Trust during the year ended October 31, 1999. The Fund's cash balances at the Custodian Bank, which earned credits against custody fees, could have been invested in short-term instruments at times when the cash balances rose to minimum investable levels and at times when cash was not needed for redemptions or securities purchased. Such short term investments would produce additional investment income to the Fund.

Note 6 -- Subsequent Events
   On December 3, 1999, the Board of Trustees of Pathfinder Trust unanimously determined to liquidate and terminate the Trust and PATHFINDER FUND (the "Fund"). The proposed liquidation remains subject to approval by the Fund's shareholders. The Trust intends to hold a special meeting of shareholders to approve the liquidation in early January 2000 and to complete the liquidation as soon as practicable after shareholder approval.



        REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS



To the Shareholders of PATHFINDER FUND and the Board of Trustees of Pathfinder Trust


     We have audited the accompanying statement of assets and liabilities of PATHFINDER FUND, a series of shares of beneficial interest of Pathfinder Trust, including the schedule of investments, as of October 31, 1999, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PATHFINDER FUND as of October 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.


                                            TAIT, WELLER & BAKER



Philadelphia, Pennsylvania
December 20, 1999





                   PATHFINDER FUND
                    P.O. Box 75231
              Los Angeles, CA 90075-0231
                    (800) 444-4778

                       * * * *

                OFFICERS AND TRUSTEES

           Edwin R. Bernstein, President,
           Chief Financial Officer, Trustee

           H. Randolph Moore, Jr., Trustee

              Patricia C. Nagle, Trustee

                Werner Lange, Trustee

          Patricia L. Stephan, Vice President,
                  Secretary, Trustee

                       * * * *

                        Manager
                  Pathfinder Advisers

             Shareholder Servicing Agent
                Unified Advisers, Inc.

                      Custodian
                 The Fifth Third Bank

                 Independent Auditors
                 Tait, Weller & Baker








             This report is intended for
             distribution to shareholders
             of the Fund.  It may also be
             given to prospective investors
             if preceded or accompanied by
             the Fund's current Prospectus
             which contains information
             regarding fees, charges and
             investment objectives and
             policies.